DERIVATIVE WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Warrant Liability [Abstract]
Disclosure of detailed information about derivative warrant liability [Table Text Block]
Balance, December 31, 2019 and 2020	$-
Fair value of warrants issued	925,737
Fair value adjustment	(658,626)

Balance, December 31, 2021	$267,111

Disclosure of detailed information about option pricing model to estimate the liability's fair value [Table Text Block]
	As of December 31, 2021	At Issuance - March 4, 2021
Risk-free interest rate	0.95%	0.28%
Expected life	1.17 years	2.00 years
Annualized volatility	96.32%	81.02%
Dividend yield	0.00%	0.00%
Fair value per warrant	$0.08	$0.26